Related parties (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Purchased service / interest	$ 18,380	$ 12,670
Sold service	242	287
Receivables	46		$ 896
Payables/ borrowings	235,620		217,956
Alvogen Lux Holdings S.à r.l. – Sister company
Disclosure of transactions between related parties [line items]
Purchased service / interest	6,773	5,683
Sold service	0	0
Receivables	0		0
Payables/ borrowings	98,330		76,556
ATP Holdings ehf. - Sister company
Disclosure of transactions between related parties [line items]
Purchased service / interest	4,637	3,138
Sold service	0	0
Receivables	0		0
Payables/ borrowings	25,921		49,560
Aztiq Fjárfestingar ehf. – Sister company
Disclosure of transactions between related parties [line items]
Purchased service / interest	0	0
Sold service	32	5
Receivables	0		0
Payables/ borrowings	0		0
Aztiq Consulting ehf. – Sister company
Disclosure of transactions between related parties [line items]
Purchased service / interest	113	100
Sold service	0	55
Receivables	0		0
Payables/ borrowings	56		54
Flóki-Art ehf. - Sister company
Disclosure of transactions between related parties [line items]
Purchased service / interest	52	50
Sold service	0	0
Receivables	0		0
Payables/ borrowings	465		422
Alvogen Iceland ehf. - Sister company
Disclosure of transactions between related parties [line items]
Purchased service / interest	25	24
Sold service	0	0
Receivables	0		0
Payables/ borrowings	509		484
Alvogen ehf. - Sister company
Disclosure of transactions between related parties [line items]
Purchased service / interest	0	0
Sold service	55	73
Receivables	17		16
Payables/ borrowings	0		0
Alvogen UK - Sister company
Disclosure of transactions between related parties [line items]
Purchased service / interest	110	31
Sold service	0	0
Receivables	0		0
Payables/ borrowings	111		581
Alvogen Finance B.V. - Sister Company
Disclosure of transactions between related parties [line items]
Purchased service / interest	195	194
Sold service	0	0
Receivables	0		0
Payables/ borrowings	97		65
Lotus Pharmaceuticals Co. Ltd. - Sister company
Disclosure of transactions between related parties [line items]
Purchased service / interest	0	0
Sold service	0	0
Receivables	26		29
Payables/ borrowings	7,440		7,440
Lotus International Pte. Ltd. - Sister company
Disclosure of transactions between related parties [line items]
Purchased service / interest		0
Sold service		2
Receivables			0
Payables/ borrowings			0
Alvogen Emerging Markets - Sister company
Disclosure of transactions between related parties [line items]
Purchased service / interest		102
Sold service		0
Receivables			0
Payables/ borrowings			0
Alvogen Inc. - Sister company
Disclosure of transactions between related parties [line items]
Purchased service / interest	213	159
Sold service	0	0
Receivables	0		0
Payables/ borrowings	497		284
Alvotech and CCHT Biopharmaceutical Co., Ltd.
Disclosure of transactions between related parties [line items]
Purchased service / interest		0
Sold service		0
Receivables			758
Payables/ borrowings			539
Adalvo Limited - Sister company
Disclosure of transactions between related parties [line items]
Purchased service / interest	138	30
Sold service	155	103
Receivables	3		86
Payables/ borrowings	28		337
L41 ehf. - Sister company
Disclosure of transactions between related parties [line items]
Purchased service / interest	52	0
Sold service	0	49
Receivables	0		0
Payables/ borrowings	14		0
Flóki Invest ehf - Sister company
Disclosure of transactions between related parties [line items]
Purchased service / interest	419	319
Sold service	0	0
Receivables	0		0
Payables/ borrowings	327		251
Alvogen Malta Sh. Services - Sister company
Disclosure of transactions between related parties [line items]
Purchased service / interest		0
Sold service		0
Receivables			7
Payables/ borrowings			0
Alvogen Spain SL - Sister company
Disclosure of transactions between related parties [line items]
Purchased service / interest	0	0
Sold service	0	0
Receivables	0		0
Payables/ borrowings	15		15
Norwich Clinical Services Ltd - Sister company
Disclosure of transactions between related parties [line items]
Purchased service / interest	369	257
Sold service	0	0
Receivables	0		0
Payables/ borrowings	243		170
Fasteignafélagið Eyjólfur ehf - Sister company
Disclosure of transactions between related parties [line items]
Purchased service / interest	4,127	1,636
Sold service	0	0
Receivables	0
Payables/ borrowings	90,791		69,732
Flóki fasteignir ehf. - Sister company
Disclosure of transactions between related parties [line items]
Purchased service / interest	1,157	947
Sold service	0	$ 0
Receivables	0		0
Payables/ borrowings	$ 10,776		$ 11,466